Kovitz Core Equity ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS — 97.04% Shares Fair Value
Communications — 8.36%
Alphabet, Inc., Class A 35,133 $ 12,511,915
Alphabet, Inc., Class C 167,368 59,691,798
Meta Platforms, Inc., Class A 63,700 35,462,427
Universal Music Group NV - ADR 1,391,715 11,453,814
119,119,954
Consumer Discretionary — 8.29%
Amazon.com, Inc.
(a)
179,465 48,739,105
CarMax, Inc.
(a)
282,872 16,197,251
Floor & Decor Holdings, Inc., Class A
(a)
470,363 27,078,797
Lowe's Companies, Inc. 125,473 26,074,544
118,089,697
Consumer Staples — 4.07%
Philip Morris International, Inc. 303,928 57,995,541
Energy — 2.06%
EOG Resources, Inc. 196,990 29,290,443
Financials — 24.05%
Aon PLC, Class A 171,083 61,683,975
Arthur J. Gallagher & Co. 11,035 2,752,350
Berkshire Hathaway, Inc., Class B
(a)
43,518 22,261,198
Blackstone Group L.P. (The), Class A 12,586 1,607,862
Charles Schwab Corp. (The) 664,971 69,981,548
Intercontinental Exchange, Inc. 394,114 60,094,503
Ryan Specialty Group Holdings, Inc. 409,551 18,085,772
S&P Global, Inc. 100,076 41,224,307
Visa, Inc., Class A 178,065 65,194,938
342,886,453
Health Care — 14.09%
Alcon, Inc. 616,566 42,506,060
Becton, Dickinson and Co. 184,537 30,563,018
Cooper Companies, Inc. (The)
(a)
396,156 28,650,002
Danaher Corp. 235,300 45,878,794
Waters Corp.
(a)
140,842 53,141,095
200,738,969
Industrials — 13.34%
Carrier Global Corp. 833,471 51,516,843
Hayward Holdings, Inc.
(a)
1,066,640 16,138,263
Jacobs Solutions, Inc. 322,043 43,453,262
PACCAR, Inc. 256,847 34,078,460
Sunbelt Rentals Holdings, Inc. 608,990 43,798,561
Verisk Analytics, Inc. 6,012 1,171,438
190,156,827
Technology — 22.78%
Advanced Micro Devices, Inc.
(a)
41,799 19,902,594
Analog Devices, Inc. 143,052 52,558,735
Apple, Inc. 73,397 22,673,067

Kovitz Core Equity ETF
Schedule of Investments (continued)
July 31, 2026 (Unaudited)
COMMON STOCKS — 97.04% - (continued) Shares Fair Value
Technology — 22.78% - (continued)
Applied Materials, Inc. 56,993 $ 28,933,636
Arista Networks, Inc.
(a)
140,696 25,374,524
Keysight Technologies, Inc.
(a)
98,424 31,405,130
Microsoft Corp. 141,310 65,669,583
Motorola Solutions, Inc. 102,469 44,650,867
Salesforce, Inc. 181,533 33,405,703
324,573,839
Total Common Stocks/Investments — 97.04% (Cost $1,046,383,817) 1,382,851,723
Other Assets in Excess of Liabilities — 2.96% 42,243,079
NET ASSETS — 100.00% $ 1,425,094,802
(a) Non-income producing security.
ADR - American Depositary Receipt